Property, Plant & Equipment - Summary of Property Plant & Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 730,208
Ending balance	797,265	$ 730,208
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	994,825	1,001,702
Additions	116,367	19,798
Rehabilitation cost asset	8,350	(27,870)
Capitalized interest	2,602	5,219
Disposals	(6,924)	(838)
Foreign exchange translation	(7,124)	(3,186)
Ending balance	1,108,096	994,825
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	264,617	206,944
Disposals	(6,842)	(146)
Ending balance	310,831	264,617
Depreciation	49,505	57,819
Impairment	3,551
Property acquisition costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,404
Ending balance	92,378	98,404
Property acquisition costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,404	101,226
Foreign exchange translation	(6,026)	(2,822)
Ending balance	92,378	98,404
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	142,171
Ending balance	216,948	142,171
Mineral properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	238,828	244,289
Additions	84,641	17,404
Rehabilitation cost asset	8,350	(27,870)
Capitalized interest	2,602	5,219
Foreign exchange translation	(783)	(214)
Ending balance	333,638	238,828
Mineral properties [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	96,657	67,581
Ending balance	116,690	96,657
Depreciation	20,033	29,076
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	488,175
Ending balance	485,211	488,175
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	656,135	655,440
Additions	10,696
Disposals	(6,924)	(838)
Foreign exchange translation	(315)	(150)
Transfers between categories	19,760	1,683
Ending balance	679,352	656,135
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167,960	139,363
Disposals	(6,842)	(146)
Ending balance	194,141	167,960
Depreciation	29,472	28,743
Impairment	3,551
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,458
Ending balance	2,728	1,458
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,458	747
Additions	21,030	2,394
Transfers between categories	(19,760)	(1,683)
Ending balance	$ 2,728	$ 1,458